Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ – 98.08%
Denmark − 5.66%
Novo Nordisk Class B	100,920	$ 11,193,657
		11,193,657
France − 17.18%
Air Liquide	61,550	10,767,799
Danone	122,330	6,757,876
Orange	353,970	4,191,465
Publicis Groupe	66,020	4,006,996
Sodexo	101,330	8,245,822
		33,969,958
Germany − 14.33%
adidas AG	34,520	8,044,059
Fresenius Medical Care AG & Co.	127,570	8,548,572
Knorr-Bremse	52,330	4,011,462
SAP	69,780	7,733,588
		28,337,681
Japan − 12.12%
Asahi Group Holdings	55,200	2,010,411
Kao	165,700	6,765,640
KDDI	193,900	6,357,330
Makita	120,300	3,849,190
Seven & i Holdings	104,300	4,972,733
		23,955,304
Netherlands − 4.17%
Koninklijke Ahold Delhaize	256,210	8,241,127
		8,241,127
Spain − 6.18%
Amadeus IT Group †	187,850	12,213,651
		12,213,651
Sweden − 8.36%
Essity Class B	280,050	6,608,909
H & M Hennes & Mauritz Class B	214,260	2,877,006
Securitas Class B	624,450	7,044,622
		16,530,537
Switzerland − 15.62%
Nestle	97,820	12,718,426
Roche Holding	21,000	8,308,899
Swatch Group	34,740	9,849,623
		30,876,948
United Kingdom − 14.46%
Diageo	260,980	13,238,100
Intertek Group	68,480	4,671,553
	Number of shares	Value (US $)
Common Stocks (continued)
United Kingdom (continued)
Smith & Nephew	671,310	$ 10,677,103
		28,586,756
Total Common Stocks (cost $191,983,066)		193,905,619

Exchange-Traded Funds – 1.19%
iShares MSCI EAFE ETF	540	39,744
iShares Trust iShares ESG Aware MSCI EAFE ETF	28,850	2,127,111
Vanguard FTSE Developed Markets ETF	3,710	178,191
Total Exchange-Traded Funds (cost $2,377,881)		2,345,046

Short-Term Investments – 0.10%
Money Market Mutual Funds – 0.10%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	49,822	49,822
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	49,822	49,822
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	49,822	49,822
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	49,821	49,821
Total Short-Term Investments (cost $199,287)		199,287

Total Value of Securities−99.37% (cost $194,560,234)		196,449,952
Receivables and Other Assets Net of Liabilities — 0.63%		1,243,511
Net Assets Applicable to 10,810,290 Shares Outstanding — 100.00%	$197,693,463
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ-FL6 [3/22] 5/22 (2218542)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
The following foreign currency exchange contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	182,787	USD	(204,048)	4/1/22	$—	$(1,834)
BNYM	JPY	(2,988,957)	USD	24,481	4/1/22	—	(71)
BNYM	SEK	(1,372,245)	USD	148,079	4/1/22	2,130	—
Total Foreign Currency Exchange Contracts						$2,130	$(1,905)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
Summary of currencies:
EUR – European Monetary Unit
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

2    NQ-FL6 [3/22] 5/22 (2218542)